Note 12 - Subordinated Debt	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Subordinated Borrowings Disclosure [Text Block]

Note 12 – Subordinated Debt

On December 27, 2018, the Quaint Oak Bancorp, Inc. issued $8.0 million in subordinated notes. These notes have a maturity date of December 31, 2028, and bear interest at a fixed rate of 6.50% for the first five years of their term and a floating rate for the remaining five years. The Company may, at its option, at any time on an interest payment date on or after December 31, 2023, redeem the notes, in whole or in part, at par plus accrued interest to the date of redemption.

On March 2, 2023, the Company issued $12.0 million in aggregate principal amount of fixed rate subordinated notes due March 15, 2025 (the “Notes”) to certain qualified institutional buyers. On March 16, 2023, the Company issued an additional $2.0 million in aggregate principal amount of subordinated debt to certain accredited investors under the same terms. The Notes bear interest at a fixed annual rate of 8.50%, payable semi-annually in arrears on March 15 and September 15 of each year, beginning September 15, 2023. The Notes’ maturity date is March 15, 2025. The Company is entitled to redeem the Notes, in whole or in part, on or after March 15, 2024, and to redeem the Notes at any time in whole upon certain other events, at a redemption price equal to 100% of the outstanding principal amount of the Notes to be redeemed plus any accrued and unpaid interest to, but excluding, the redemption date.

The balance and unamortized issuance costs of subordinated debt at December 31, 2023 are as follows (in thousands):

	Principal	Unamortized Debt Issuance Costs	Net
6.5% subordinated notes, due December 31, 2028	$8,000	$-	$8,000
8.5% subordinated notes, due March 15, 2025	$12,000	$37	$11,963
8.5% subordinated notes, due March 15, 2025	$2,000	$6	$1,994

All subordinated notes are not subject to repayment at the option of the noteholders. These notes are all unsecured and rank junior in right of payment to the Company’s obligations to its general creditors.